JOINT VENTURE (Details Narrative) - USD ($)			12 Months Ended
	Dec. 31, 2024	Oct. 20, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amount of investment in joint venture
Gain on joint venture					1,031,807
Convertible debt	6,500,000			6,500,000
Total for all joint ventures [member]
IfrsStatementLineItems [Line Items]
Net operating loss				3,913,325	3,830,962
Net operating loss recognized					1,031,807
Total for all joint ventures [member] | Xiamen Sanan Integrated Circuit Co. Ltd. [Member]
IfrsStatementLineItems [Line Items]
Name of joint venture		Super Photonics Xiamen Co., Ltd (“SPX”)
Description of nature of relationship with joint operation		Xiamen Sanan Integrated Circuit Co. Ltd. (“Sanan IC”) whose purpose is to design, develop, manufacture and sell 100G, 200G and 400G optical engines based on POET’s proprietary Optical Interposer platform technology.
Amount of investment in joint venture		$ 22,500,000
Gain on joint venture					1,031,807
Unrecognized gain loss on joint venture				$ 17,133,706	$ 17,133,706
Super Photonics Xiamen Co., Ltd [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint operation				100.00%	76.10%
Percentage of weighted average net operating loss				75.20%	78.90%
Net operating loss				$ 2,942,820
Super Photonics Xiamen Co., Ltd [Member] | Xiamen Sanan Integrated Circuit Co. Ltd. [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in joint operation				0.00%	23.90%
Interest in joint operation			24.80%	24.80%
Convertible debt	$ 6,500,000			$ 6,500,000
Acquisition payment term	5 years